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TIAA-CREF Mid-Cap Growth Fund (Prospectus Summary) | TIAA-CREF Mid-Cap Growth Fund
TIAA-CREF Mid-Cap Growth Fund
Investment objective
The Fund seeks a favorable long-term total return, mainly through capital appreciation, primarily from equity securities of medium-sized domestic companies.
Fees and expenses

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees - TIAA-CREF Mid-Cap Growth Fund (Prospectus Summary) - TIAA-CREF Mid-Cap Growth Fund - USD ($)	Institutional Class	Advisor Class	Premier Class	Retirement Class	Retail Class
Maximum sales charge imposed on purchases (percentage of offering price)	none	none	none	none	none
Maximum deferred sales charge	none	none	none	none	none
Maximum sales charge imposed on reinvested dividends and other distributions	none	none	none	none	none
Redemption or exchange fee	none	none	none	none	none
Account maintenance fee (annual fee on accounts under $2,000)	none	none	none	none	$ 15.00

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - TIAA-CREF Mid-Cap Growth Fund (Prospectus Summary) - TIAA-CREF Mid-Cap Growth Fund		Institutional Class	Advisor Class	Premier Class	Retirement Class	Retail Class
Management fees		0.45%	0.45%	0.45%	0.45%	0.45%
Distribution (Rule 12b-1) fees		none	none	0.15%	none	0.25%
Other expenses		0.03%	0.11%	0.03%	0.28%	0.08%
Total annual Fund operating expenses		0.48%	0.56%	0.63%	0.73%	0.78%
Waivers and expense reimbursements	[1]	none	none	none	none	none
Total annual Fund operating expenses after fee waiver and/or expense reimbursement		0.48%	0.56%	0.63%	0.73%	0.78%
[1]

Under the Fund’s expense reimbursement arrangements, the Fund’s investment adviser, Teachers Advisors, LLC, has contractually agreed to reimburse the Fund for any Total annual Fund operating expenses (excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired fund fees and expenses and extraordinary expenses) that exceed: (i) 0.55% of average daily net assets for Institutional Class shares; (ii) 0.70% of average daily net assets for Advisor Class shares; (iii) 0.70% of average daily net assets for Premier Class shares; (iv) 0.80% of average daily net assets for Retirement Class shares; and (v) 0.94% of average daily net assets for Retail Class shares of the Fund. These expense reimbursement arrangements will continue through at least February 28, 2022, unless changed with approval of the Board of Trustees.

Example

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, before fee waivers and/or expense reimbursements, remain the same. The example assumes that the Fund’s fee waiver and/or expense reimbursement arrangements will each remain in place for the duration noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - TIAA-CREF Mid-Cap Growth Fund (Prospectus Summary) - TIAA-CREF Mid-Cap Growth Fund - USD ($)	Institutional Class	Advisor Class	Premier Class	Retirement Class	Retail Class
1 Year	$ 49	$ 57	$ 64	$ 75	$ 80
3 Years	154	179	202	233	249
5 Years	269	313	351	406	433
10 Years	$ 604	$ 701	$ 786	$ 906	$ 966

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.

During the fiscal year ended October 31, 2020, the Fund’s portfolio turnover rate was 107% of the average value of its portfolio.

Principal investment strategies

Under normal circumstances, the Fund invests at least 80% of its assets in mid-cap equity securities. The Fund invests primarily in equity securities of medium-sized domestic companies, as defined by the Fund’s benchmark index, the Russell Midcap® Growth Index, that the Fund’s investment adviser, Teachers Advisors, LLC (“Advisors”), believes present the opportunity for growth. For purposes of the 80% investment policy, the term “assets” means net assets, plus the amount of any borrowings for investment purposes. Advisors considers medium-sized companies to be those companies whose market capitalizations fall within the range represented by the Russell Midcap Growth Index at the time of the Fund’s investment.

Advisors looks for equity securities of companies that it believes have prospects for strong earnings or sales growth. The Fund invests in equity securities of companies that Advisors believes may represent high growth industries or rapidly evolving areas of the economy, that have distinctive products or services and that are growing faster than the overall equity market. The Fund may also invest in companies that Advisors believes to be undervalued based on current earnings, assets or growth prospects. These investments could include companies likely to benefit from prospective acquisitions, reorganizations, corporate restructurings or other special situations.

The Fund also uses proprietary quantitative models to screen and identify potential portfolio companies. Often, these companies represent modest deviations from the benchmark index based on relative value, price or potential earnings growth. The Fund may invest up to 20% of its assets in foreign investments. The Fund may also purchase and sell futures, options, swaps and other equity derivatives to carry out the Fund’s investment strategies.

Principal investment risks

You could lose money over short or long periods by investing in this Fund. An investment in the Fund, due to the nature of the Fund’s portfolio holdings, typically is subject to the following principal investment risks:

•   Market Risk—The risk that market prices of portfolio investments held by the Fund may fall rapidly or unpredictably due to a variety of factors, including changing economic, political or market conditions. Market risk may affect a single issuer, industry or sector of the economy, or it may affect the market as a whole. From time to time, the Fund may invest a significant portion of its assets in companies in one or more related sectors or industries, which would make the Fund more vulnerable to adverse developments affecting such sectors or industries.

•   Issuer Risk (often called Financial Risk)—The risk that an issuer’s earnings prospects and overall financial position will deteriorate, causing a decline in the value of the issuer’s financial instruments over short or extended periods of time.

•   Mid-Cap Risk—The risk that the stocks of mid-capitalization companies often experience greater price volatility, lower trading volume and lower overall liquidity than the stocks of larger, more established companies.

•   Small-Cap Risk—The risk that the stocks of small-capitalization companies often experience greater price volatility than large- or mid-sized companies because small-cap companies are often newer or less established than larger companies and are likely to have more limited resources, products and markets. Securities of small-cap companies often have lower overall liquidity than securities of larger companies as a result of there being a smaller market for their securities, which can have an adverse effect on the pricing of these securities and on the ability to sell these securities when Advisors deems it appropriate.

•   Active Management Risk—The risk that Advisors’ strategy, investment selection or trading execution may cause the Fund to underperform relative to the benchmark index or mutual funds with similar investment objectives.

•   Style Risk—The risk that use of a particular investing style (such as growth or value investing) may fall out of favor in the marketplace for various periods of time and result in underperformance relative to the broader market sector or significant declines in the value of the Fund’s portfolio investments.

•   Risks of Growth Investing—Due to their relatively high valuations, growth stocks are typically more volatile than value stocks and may experience a larger decline on a forecast of lower earnings, or a negative event or market development, than would a value stock.

•   Foreign Investment Risk—Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, currency, market or economic developments and can result in greater price volatility and perform differently from financial instruments of U.S. issuers. This risk may be heightened in emerging or developing markets. Foreign investments may also have lower liquidity and be more difficult to value than investments in U.S. issuers. Foreign investments may also be subject to risk of loss because of more or less foreign government regulation, less public information and less stringent investor protections and disclosure standards.

•   Special Situation Risk—Stocks of companies involved in acquisitions, consolidations, tender offers or exchanges, takeovers, reorganizations, mergers and other special situations can involve the risk that such situations may not materialize or may develop in unexpected ways. Consequently, those stocks can involve more risk than ordinary securities.

•   Quantitative Analysis Risk—The risk that stocks selected using quantitative modeling and analysis could perform differently from the market as a whole and the risk that such quantitative analysis and modeling may not adequately take into account certain factors, may contain design flaws or inaccurate assumptions and may rely on inaccurate data inputs, which may result in losses to the Fund.

•   Derivatives Risk—The risks associated with investing in derivatives may be different and greater than the risks associated with directly investing in the underlying securities and other instruments. The Fund may use futures, options, single name or index credit default swaps, or forwards, and the Fund may also use more complex derivatives such as swaps that might present liquidity, credit and counterparty risk. When investing in derivatives, the Fund may lose more than the principal amount invested.

Please see the non-summary portion of the Prospectus for more detailed information about the risks described above.

Past performance

The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The bar chart shows the annual total returns of the Institutional Class of the Fund, before taxes, in each full calendar year for the last ten years. Because the expenses vary across share classes, the performance of the Institutional Class may vary from the other share classes. Below the bar chart are the best and worst returns of the Institutional Class for a calendar quarter during the full calendar-year periods covered by the bar chart. The performance table following the bar chart shows the Fund’s average annual total returns for the Institutional, Advisor, Premier, Retirement and Retail classes over the applicable one-year, five-year, ten-year and since-inception periods ended December 31, 2020, and how those returns compare to those of the Fund’s benchmark index. After-tax performance is shown only for Institutional Class shares, and after-tax returns for the other classes of shares will vary from the after-tax returns presented for Institutional Class shares.

The returns shown below reflect previous agreements by Advisors to waive, reimburse and/or compensate the Fund for certain fees, expenses and/or costs. Without these reductions and/or compensation, the returns of the Fund would have been lower. Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future. The benchmark index listed below is unmanaged, and you cannot invest directly in an index. The returns for the benchmark index reflect no deduction for fees, expenses or taxes.

For current performance information of each share class, including performance to the most recent month-end, please visit www.tiaa.org. For information on the effect of compensation paid to the Fund on performance, see the Financial highlights for the Fund in the non-summary portion of the Prospectus.

ANNUAL TOTAL RETURNS FOR THE INSTITUTIONAL CLASS SHARES (%) Mid-Cap Growth Fund

Best quarter: 32.24%, for the quarter ended June 30, 2020. Worst quarter: -22.05%, for the quarter ended September 30, 2011.
AVERAGE ANNUAL TOTAL RETURNS For the Periods Ended December 31, 2020
Average Annual Total Returns - TIAA-CREF Mid-Cap Growth Fund (Prospectus Summary) - TIAA-CREF Mid-Cap Growth Fund	Label	1 Year	5 Years	10 Years		Inception Date
Russell Midcap® Growth Index	Russell Midcap	35.59%	18.66%	15.04%
Institutional Class		45.33%	18.03%	14.13%		Oct. 01, 2002
Institutional Class | After Taxes on Distributions		41.45%	14.98%	11.37%
Institutional Class | After Taxes on Distributions and Sales		29.12%	13.45%	10.63%
Advisor Class		45.29%	17.98%	14.10%	[1]	Dec. 04, 2015
Premier Class		45.11%	17.85%	13.96%		Sep. 30, 2009
Retirement Class		44.96%	17.73%	13.84%		Oct. 01, 2002
Retail Class		44.88%	17.67%	13.77%		Oct. 01, 2002
[1]

The performance shown for the Advisor Class that is prior to its inception date is based on performance of the Institutional Class. The performance for these periods has not been restated to reflect the actual expenses of the Advisor Class. If these actual expenses had been reflected, the performance of the Advisor Class shown for these periods would have been different because the Advisor Class has different expenses than the Institutional Class.

Current performance of the Fund’s shares may be higher or lower than that shown above.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a), 401(k) or 403(b) plans or Individual Retirement Accounts (IRAs). After-tax returns are shown for only one class, and after-tax returns for other classes will vary.